Ordinary shares - Additional Information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			12 Months Ended
	May 03, 2021 CNY (¥) shares	Nov. 25, 2020 shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 $ / shares shares	Jan. 01, 2020 shares
Ordinary shares
Ordinary shares, shares authorized				1,000,000,000,000			1,000,000,000,000	1,000,000,000,000
Ordinary shares, shares issued				2,804,138,492			2,804,138,492	2,372,222,222
Ordinary shares, par value | $ / shares				$ 0.00000005			$ 0.00000005
Common stock shares outstanding				2,496,001,757			2,577,386,552	2,350,123,270
Change in fair value of warrant liability	¥ (258,782)		¥ 24,598	$ 3,566	¥ 190,178	¥ 0
Proceeds from Issuance of Common Stock | ¥	¥ 770,673
ADR
Ordinary shares
Issuance of ordinary shares (in shares)	4,047,620
Class of warrant or right, number of securities called by warrants or rights	674,603
Class A ordinary shares
Ordinary shares
Shares issued upon conversion		45,000,000
Issuance of ordinary shares | ¥	¥ 1,029,455
Common stock vote per share			one vote	one vote
Common stock shares outstanding				2,184,377,313				1,993,498,826
Class of warrant or right, number of securities called by warrants or rights	10,119,045
Class B Ordinary Shares
Ordinary shares
Shares converted		45,000,000
Common stock vote per share			fifteen votes	fifteen votes
Common stock shares outstanding				311,624,444
Class B Ordinary Shares | Chairman and CEO
Ordinary shares
Common stock shares outstanding								356,624,444
Institutional Investors | ADR
Ordinary shares
Issuance of ordinary shares (in shares)	13,492,065
Institutional Investors | Class A ordinary shares
Ordinary shares
Issuance of ordinary shares (in shares)	202,380,975
Class of warrant or right, number of securities called by warrants or rights	60,714,300